Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Change in valuation allowance	$ 24,800,000	$ 8,700,000
Gross deferred tax assets	135,305,000	105,763,000
Unrecognized tax benefits that would impact effective tax rate	0
Unrecognized tax benefits	13,902,000	10,143,000	$ 6,971,000
Unrecognized tax benefits, interest and penalties accrued during year	0	0
Unrecognized tax benefits, penalties and interest accrued	0	$ 0
Federal
Income Tax Examination [Line Items]
Operating loss carryforwards	390,000,000
Operating loss carryforwards, carried forward indefinitely	214,100,000
Tax credit carryforward	16,600,000
State
Income Tax Examination [Line Items]
Operating loss carryforwards	226,000,000
Tax credit carryforward	$ 14,200,000